Visio 2022-1 Trust ABS-15G

Exhibit 99.4

Exception Grades
Run Date - 6/9/2022 6:01:00 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
205216325	xxxx			xxxx	xxxx	xxxx	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: AVM confidence score not provided.	Valuation Type: AVM / Valuation Report Date: xx/xx/xxxx					Reviewer Comment (2018-12-07): Per management an acceptable Desk Review is sufficient and exceptions related to the AVM are not applicable when the Desk Review value is within 10% of the appraised value. Buyer Comment (2018-12-06): See FSD translation and AVM Comment. See attached Desk Review.	12/07/2018			1	A	xxxx	MD	Investment	Refinance - Rate/Term		C	A	B	A			C	A			No
205216325	xxxx			xxxx	xxxx	xxxx	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	AVM used as supporting valuation contains an FSD that is blank or is greater than 20%.	Valuation Type: AVM / Valuation Report Date: xx/xx/xxxx FSD Score:					Reviewer Comment (2018-12-07): Per management an acceptable Desk Review is sufficient and exceptions related to the AVM are not applicable when the Desk Review value is within 10% of the appraised value. Buyer Comment (2018-12-06): AVM confidence score is medium which translates to FSD score > 20%. This is not acceptable. Attached Desk Review which is a better indicator of the value of the property and should be used as the second valuation	12/07/2018			1	A	xxxx	MD	Investment	Refinance - Rate/Term		C	A	B	A			C	A			No